Earnings per share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Thousands, $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Basic earnings per share
Net income	$ 3,872	$ 3,577	$ 10,735	$ 11,925
Dividends on preferred shares and distributions on other equity instruments	(60)	(60)	(187)	(184)
Net income attributable to non-controlling interests	(2)	(2)	(5)	(7)
Net income available to common shareholders	$ 3,812	$ 3,517	$ 10,561	$ 11,738
Weighted average number of common shares (in thousands)	1,393,515	1,396,381	1,388,217	1,409,292
Basic earnings per share (in dollars)	$ 2.74	$ 2.52	$ 7.61	$ 8.33
Diluted earnings per share
Net income available to common shareholders	$ 3,812	$ 3,517	$ 10,561	$ 11,738
Weighted average number of common shares (in thousands)	1,393,515	1,396,381	1,388,217	1,409,292
Stock options	1,398	1,680	1,614	2,039
Issuable under other share-based compensation plans	26	606	26	603
Average number of diluted common shares (in thousands)	1,394,939	1,398,667	1,389,857	1,411,934
Diluted earnings per share (in dollars)	$ 2.73	$ 2.51	$ 7.6	$ 8.31
Equity attributable to shareholders [member]
Basic earnings per share
Net income	$ 3,870	$ 3,575	$ 10,730	$ 11,918
Dividends on preferred shares and distributions on other equity instruments	$ (58)	$ (58)	$ (169)	$ (180)